Net Interest Expense and Other Net Finance Expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net Interest Expense and Other Net Finance Expense	Net Interest Expense and Other Net Finance Expense

		For the year ended December 31,
		2023	2022
	Note	$	$
Interest on credit facilities	16	58.6	38.2
Interest on lease liabilities	11	24.6	22.5
Interest on senior unsecured notes	16	13.3	6.4
Other		6.2	2.5
Total interest expense		102.7	69.6
Total interest income		(11.7)	(5.6)
Net interest expense		91.0	64.0
Other net finance expense		2.0	9.2
Net interest expense and other net finance expense		93.0	73.2